Lease arrangements	12 Months Ended
Dec. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Lease arrangements

23 Lease arrangements

Accounting policy

All leases where RELX is the lessee (with the exception of short-term and low-value leases) are recognised in the statement of financial position. A lease liability is recognised based on the present value of the future lease payments, and a corresponding right-of-use asset is recognised. The right-of-use asset is depreciated over the shorter of the lease term or the useful life of the asset. Lease payments are apportioned between finance charges and a reduction of the lease liability.

Low-value items and short-term leases with a term of 12 months or less are not required to be recognised on the balance sheet and payments made in relation to these leases are recognised on a straight-line basis in the income statement.

The leases held by the Group can be split into two categories: property and non-property. The Group leases various properties, principally offices, which have varying terms and renewal rights that are typical to the territory in which they are located. Non-property includes all other leases, such as cars and printers.

Right-of-use assets

	2020 £m	2019 £m
At start of year	264	263
Additions	25	62
Acquisitions	1	4
Remeasurement	12	29
Disposals	(1)	(3)
Depreciation	(77)	(82)
Exceptional costs in Exhibitions*	(11)	—
Exchange translation differences	3	(9)
At end of year	216	264

Lease liability

	2020 £m	2019 £m
Current
Property	(88)	(87)
Non-property	(4)	(6)
Non-current
Property	(178)	(242)
Non-property	(5)	(7)
Total	(275)	(342)

Interest expense on the lease liabilities recognised within finance costs was £12m (2019: £15m; 2018: £14m).

As at 31 December 2020, RELX was committed to leases with future cash outflows totalling £9m (31 December 2019: £9m) which had not yet commenced and as such are not accounted for as a liability as at 31 December 2020. A liability and corresponding right-of-use asset will be recognised for these leases at the lease commencement date.

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor. The finance lease receivable balance held is as follows:

	2020 £m	2019 £m
Net finance lease receivable	18	33

Short-term and low-value lease expenses have been included in note 3.

Interest income recognised in relation to finance lease receivables is disclosed in note 7.